Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings Per Share

Note 9: Earnings Per Share

Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.

Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Earnings attributable to common shareholders	448	313	907	747
Less: Dividends declared on preference shares	(1)	(1)	(2)	(2)
Earnings used in consolidated earnings per share	447	312	905	745
Less: (Earnings) loss from discontinued operations, net of tax	(4)	(16)	14	(25)
Earnings used in earnings per share from continuing operations	443	296	919	720

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Weighted-average number of common shares outstanding	438,384,963	450,543,811	441,398,585	450,349,667
Weighted-average number of vested DSUs	115,676	130,015	116,749	131,439
Basic	438,500,639	450,673,826	441,515,334	450,481,106
Effect of stock options and TRSUs	110,735	531,006	193,994	544,701
Diluted	438,611,374	451,204,832	441,709,328	451,025,807